PROPERTY AND EQUIPMENT, NET (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
At cost:
Property and equipment	¥ 53,609,528	¥ 51,144,256
Less: Accumulated depreciation	(17,146,803)	(14,689,668)
Property and equipment net excluding construction in process	36,462,725	36,454,588
Construction in progress	5,640,294	6,564,474
Property and equipment	42,103,019	43,019,062
Less: Impairment losses	(4,049,195)	(2,814,929)
Property and equipment, net	38,053,824	40,204,133
Leasehold land
At cost:
Property and equipment	847,427	868,820
Buildings
At cost:
Property and equipment	16,880,123	16,125,870
Data center equipment
At cost:
Property and equipment	26,597,214	24,936,431
Leasehold improvement
At cost:
Property and equipment	9,169,312	9,103,258
Furniture and office equipment
At cost:
Property and equipment	111,107	105,371
Vehicles
At cost:
Property and equipment	¥ 4,345	¥ 4,506